Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-38047
Entity Registrant Name	UPBOUND GROUP, INC.
Entity Central Index Key	0000933036
Entity Tax Identification Number	45-0491516
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5501 Headquarters Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	801-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 Par Value
Trading Symbol	UPBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false